Shareholders' equity (deficiency) (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity (deficiency)
Schedule of activity in stock options

The following table sets out the activity in stock options:

	Number of	Weighted average
	options	exercise price
		$
Options, December 31, 2018	9,922,000	0.37
Granted	400,000	0.51
Exercised	(1,384,000)	(0.22)
Forfeited	(500,000)	(0.70)
Balance – December 31, 2019	8,438,000	0.37
Granted	2,810,000	4.23
Exercised	(2,118,000)	0.36
Forfeited	(90,000)	1.02
Balance, December 31, 2020	9,040,000	1.57

Schedule of assumptions used in measurement of fair value of stock options based on the Black-Scholes option pricing model

The fair value of the stock options granted in the years ended December 31, 2020 and 2019 was measured based on the Black-Scholes option pricing model using the following assumptions:

	October 26,	July 16,	January 2,	September 29,
Date of grant	2020	2020	2020	2019
Number of options granted	250,000	2,460,000	100,000	400,000
Exercise price ($)	4.00	4.41	0.45	0.51
Fair value of each option under the Black Scholes pricing model ($)	3.20	2.95	0.31	0.34
Assumptions under the Black Scholes model:
Fair value of the market share ($)	4.00	4.41	0.45	0.51
Risk free interest rate (%)	0.38	0.33	1.61	1.39
Expected volatility (%)	114	86	86	83
Expected dividend yield	—	—	—	—
Expected life (number of months)	60	60	60	60
Forfeiture rate (%)	—	—	—	—

Schedule of outstanding options, as issued under the stock option plan to directors, officers, employees and consultants for the purchases of one common share per option

	Number				Number
	of stock				of stock	Number of
	options				options	stock	Exercise
	Dec 31,				Dec 31,	options	price per
	2019	Granted	Exercised	Forfeitures	2020	vested	option	Expiry date
							$
February 12, 2015	1,488,000	—	(1,488,000)	—	—	—	0.30	Feb 12, 2020
September 25, 2016	3,000,000	—	—	—	3,000,000	3,000,000	0.18	Sep 25, 2021
October 25, 2016	100,000	—	(100,000)	—	—	—	0.19	Oct 25, 2021
November 3, 2017	2,600,000	—	(180,000)	—	2,420,000	2,420,000	0.58	Nov 3, 2022
February 9, 2018	200,000	—	(120,000)	(80,000)	—	—	0.60	Feb 9, 2023
May 10, 2018	250,000	—	—	—	250,000	150,000	0.52	May 10, 2023
July 3, 2018	300,000	—	—	—	300,000	180,000	0.51	July 3, 2023
October 29, 2018	100,000	—	(30,000)	—	70,000	30,000	0.52	Oct 29, 2023
September 29, 2019	400,000	—	(200,000)	—	200,000	200,000	0.51	Sept 29, 2024
January 2, 2020	—	100,000	—	—	100,000	100,000	0.45	Jan 2, 2025
July 16, 2020	—	2,460,000	—	(10,000)	2,450,000	775,000	4.41	Jul 16, 2025
October 26, 2020	—	250,000	—	—	250,000	62,500	4.00	Oct 26, 2025
	8,438,000	2,810,000	(2,118,000)	(90,000)	9,040,000	6,917,500	1.57

Schedule of activity in warrants and the number of issued and outstanding share purchase warrants

	Number of				Number of
	warrants				warrants	Price
	Dec 31,				Dec 31,	per
	2019	Issued	Exercised	Expired	2020	warrant	Expiry date
						$
Issuance of units – April 19, 2018	3,108,333	—		(3,108,333)	—	0.85	Apr 19, 2020
Issuance of broker warrants – April 19, 2018	74,000	—		(74,000)	—	0.85	Apr 19, 2020
Issuance of units – April 20, 2018	3,385,715	—		(3,385,715)	—	0.85	Apr 20, 2020
Issuance of units – September 28, 2018	3,448,276	—		—	3,448,276	0.58	Jan 28, 2021
Issuance of units – October 19, 2018	1,500,750	—	(1,400,750)	—	100,000	0.58	Feb 13, 2021
Issuance of units – December 17, 2018	2,244,367	—	(2,244,367)	—	—	0.85	Dec 18, 2020
Issuance of units – May 15, 2019	2,996,500	—	(1,641,000)	—	1,355,500	0.85	May 15, 2021
Issuance of units – May 28, 2019	2,024,500	—	(1,274,500)	—	750,000	0.85	May 24, 2021
Issuance of units – June 19, 2019	1,000,000	—	(500,000)	—	500,000	0.85	Jun 19, 2021
Issuance of units – October 25, 2019	225,000	—	—	—	225,000	0.75	Oct 25, 2021
Issuance of units – November 10, 2020	—	1,677,275	—	—	1,677,275	4.50	Nov 10, 2022¹
Issuance of warrants – November 10, 2020	—	95,707	—	—	95,707	4.50	Nov 10, 2022 ¹
	20,007,441	1,772,982	(7,060,617)	(6,568,048)	8,151,758	1.52